Note 7 - Investment in Associate	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Investment [Text Block]
7.	Investment in Associate
Gold Mountain Mining Corporation (“Gold Mountain”)

The Company formerly held
26,750,000
common shares of Gold Mountain. The Company accounted for this investment using the equity method as the Company had determined that significant influence existed. The Company had recorded its equity share of Gold Mountain’s loss during the year ended
December 31, 2015
in the amount of
$95,892.
During the year ended
December 31, 2015,
the Company wrote down its investment in associate to its fair value and recorded impairment charges of
$470,700
as the decline in value was considered significant and prolonged. The investment in associate was transferred to Almadex as detailed in the Plan of Arrangement on
July 31, 2015 (
Note
2
).

The continuity of the Company’s investment in associate for the year ended
December 31, 2015
is as follows:

2015
Balance, beginning of year	$2,675,000
Company’s share of net loss	(95,892)
Impairment	(470,700)
Transfer to Almadex	(2,108,408)
Balance, end of year	$-